Operating Segments and Geographical Information - Schedule of Segment Information (Details) - Operating Segments [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Segment Information [Line Items]
Revenues from external customers	$ 20,054	$ 24,409	$ 42,421	$ 49,138
Intersegment revenues		886	62	1,865
Cost of revenue	15,249	17,323	31,386	35,330
Depreciation and amortization	519	494	1,017	1,001
Gross profit (loss)	4,286	6,592	10,018	12,807
Aeronautics [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	6,862	10,045	14,507	20,181
Intersegment revenues		782	25	1,761
Cost of revenue	5,064	6,056	9,921	11,465
Depreciation and amortization	222	236	422	490
Gross profit (loss)	1,576	3,753	4,164	8,226
Architecture [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	2,489	2,625	4,903	5,255
Intersegment revenues		104		104
Cost of revenue	1,584	1,661	3,163	3,491
Depreciation and amortization	62	48	121	88
Gross profit (loss)	843	916	1,619	1,676
Automotive [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	1,406	912	2,897	2,218
Intersegment revenues			37
Cost of revenue	1,123	1,060	2,315	2,751
Depreciation and amortization	63		122
Gross profit (loss)	220	(148)	460	(533)
Safety tech [Member]
Schedule of Segment Information [Line Items]
Revenues from external customers	9,297	10,827	20,114	21,484
Intersegment revenues
Cost of revenue	7,478	8,546	15,987	17,623
Depreciation and amortization	172	210	352	423
Gross profit (loss)	$ 1,647	$ 2,071	$ 3,775	$ 3,438